Investments in joint ventures - Summarized financial information relating to joint ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019		Jan. 01, 2018
Disclosure of joint ventures [line items]
Sales and other operating revenues	$ 164,195		$ 109,078		$ 163,526
Profit (loss) before interest and taxation	18,082		(21,740)		11,706
Finance costs	2,857		3,115		3,489
Profit (loss) before taxation	15,227		(24,888)		8,154
Taxation	6,740		(4,159)		3,964
Non-controlling interests	922		(424)		164
Profit (loss) for the year	8,487	[1]	(20,729)	[2]	4,190	[1]
Other comprehensive income	2,065	[2]	(1,641)	[1]	2,657	[1]
Total comprehensive income	10,552	[2]	(22,370)	[1]	6,847	[1]
Non-current assets	194,682		194,672
Current assets	92,590		72,982
Total assets	287,272		267,654
Current liabilities	80,287		59,799
Non-current liabilities	116,546		122,287
Total liabilities	196,833		182,086
Net assets	90,439		85,568
Non-controlling interests	14,976		14,318
bp shareholders’ equity	75,463		71,250
Investments in joint ventures accounted for using equity method	9,982		8,362
Depreciation, depletion and amortization	14,805		14,889		17,780
Cash and cash equivalents	30,681		31,111		22,472		$ 22,468
Pan American Energy Group [Member]
Disclosure of joint ventures [line items]
Sales and other operating revenues	2,197		1,753		2,597
Profit (loss) before interest and taxation	403		(183)		372
Finance costs	131		125		77
Profit (loss) before taxation	272		(308)		295
Taxation	489		(100)		198
Non-controlling interests	0		0		0
Profit (loss) for the year	(217)		(208)		97
Other comprehensive income	0		0		0
Total comprehensive income	(217)		(208)		97
Non-current assets	7,103		6,994
Current assets	932		943
Total assets	8,035		7,937
Current liabilities	1,017		995
Non-current liabilities	2,622		2,329
Total liabilities	3,639		3,324
Net assets	4,396		4,613
Non-controlling interests	0		0
bp shareholders’ equity	4,396		4,613
Loans made by group companies to joint ventures	0		0
Investments in joint ventures accounted for using equity method	4,396		4,613
Other joint ventures
Disclosure of joint ventures [line items]
Sales and other operating revenues	9,048		8,792		11,542
Profit (loss) before interest and taxation	927		32		604
Finance costs	58		76		32
Profit (loss) before taxation	869		(44)		572
Taxation	107		49		91
Non-controlling interests	2		1		2
Profit (loss) for the year	760		(94)		479
Other comprehensive income	5		(5)		(6)
Total comprehensive income	765		(99)		473
Non-current assets	7,702		5,652
Current assets	2,385		2,481
Total assets	10,087		8,133
Current liabilities	1,272		1,649
Non-current liabilities	3,219		2,694
Total liabilities	4,491		4,343
Net assets	5,596		3,790
Non-controlling interests	5		39
bp shareholders’ equity	5,591		3,751
Loans made by group companies to joint ventures	(5)		(2)
Investments in joint ventures accounted for using equity method	5,586		3,749
Joint ventures
Disclosure of joint ventures [line items]
Sales and other operating revenues	11,245		10,545		14,139
Profit (loss) before interest and taxation	1,330		(151)		976
Finance costs	189		201		109
Profit (loss) before taxation	1,141		(352)		867
Taxation	596		(51)		289
Non-controlling interests	2		1		2
Profit (loss) for the year	543		(302)		576
Other comprehensive income	5		(5)		(6)
Total comprehensive income	548		(307)		570
Non-current assets	14,805		12,646
Current assets	3,317		3,424
Total assets	18,122		16,070
Current liabilities	2,289		2,644
Non-current liabilities	5,841		5,023
Total liabilities	8,130		7,667
Net assets	9,992		8,403
Non-controlling interests	5		39
bp shareholders’ equity	9,987		8,364
Loans made by group companies to joint ventures	(5)		(2)
Investments in joint ventures accounted for using equity method	9,982		8,362
Pan American Energy Group [Member]
Disclosure of joint ventures [line items]
Sales and other operating revenues	4,394		3,505		5,194
Profit (loss) before interest and taxation	806		(366)		744
Finance costs	262		250		154
Profit (loss) before taxation	544		(616)		590
Taxation	978		(200)		396
Profit (loss) for the year	(434)		(416)		194
Other comprehensive income	0		0		0
Total comprehensive income	(434)		(416)		194
Non-current assets	14,206		13,988
Current assets	1,864		1,885
Total assets	16,070		15,873
Current liabilities	2,034		1,990
Non-current liabilities	5,244		4,657
Total liabilities	7,278		6,647
Net assets	8,792		9,226
Non-controlling interests	0		0
bp shareholders’ equity	8,792		9,226
Depreciation, depletion and amortization	930		937		914
Interest income	19		18		42
Interest expense	262		250		$ 154
Deferred tax expense (income)	415
Cash and cash equivalents	893		848
Current financial liabilities	767		1,282
Non-current financial liabilities	$ 2,132		$ 1,861

[1]	See Note 31 for further information.
[2]	See Note 31 for further information.